Consolidated Statements of Profit or loss and Other Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants [member]
Warrants outstanding	4,621,154	3,691,765	2,615,903